SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Description of foreign currency translation adjustment	Consolidated Balance Sheets amounts, with the exception of equity, on June 30, 2026 and December 31, 2025 were translated at RMB6.7851 to $1.00 and RMB6.9931 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the six months ended June 30, 2026 and 2025 were RMB6.8624 to $1.00 and RMB7.2526 to $1.00, respectively.	Consolidated Balance Sheets amounts, with the exception of equity, on June 30, 2026 and December 31, 2025 were translated at RMB6.7851 to $1.00 and RMB6.9931 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the six months ended June 30, 2026 and 2025 were RMB6.8624 to $1.00 and RMB7.2526 to $1.00, respectively.
Investment fair value disclosure	$ 49,962			$ 747,709
Inventory write-down	0		$ 0
Amortization of intangible assets	194,756		315,320
Advances from customers	3,239,888			2,067,018
Revenues recognized from contract liabilities	1,579,660		1,143,860
Research and development expense	1,320,313		$ 1,053,921
Underpayment of taxes	$ 14,739	¥ 100,000
Software, In-Development, Internally Developed, and Purchased [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Intangible assets, estimated useful life	3 years				3 years
Publicly Traded Stocks [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Investment fair value disclosure	$ 49,962			$ 747,709
Investment	46,698
Unrealized gain on investments	$ 3,264